Receivables - Premium Receivable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Opening balance	$ 11,302	$ 9,085
Change in allowance for expected credit losses	1,454	2,372
Write-offs	0	(155)
Ending balance	$ 12,756	$ 11,302